Basis of preparation and accounting policies - Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation shareholder equity eu ifrs and iasb ifrs [abstract]
In accordance with IFRS-EU (attributable to shareholders of parent)	€ 53,919	€ 54,637	€ 53,769
Adjustment of the EU IAS 39 carve-out	(2,490)	(4,081)	(3,658)
Tax effect of the adjustment	637	1,063	885
Effect of adjustment after tax	(1,853)	(3,018)	(2,773)
Shareholders' equity	52,066	51,619	50,996
Non-controlling interests	736	1,022	893
In accordance with IFRS-IASB Total Equity	€ 52,802	€ 52,640	€ 51,889	€ 49,851